Combined Prospectus for the Smith Barney U.S. 5000
Index Fund and the Smith Barney EAFE Index Fund.

[LOGO] Smith Barney
       Mutual Funds



P R O S P E C T U S


U.S. 5000
Index Fund


EAFE
Index Fund

Class A and D Shares
-----------------------------------------------------------
---------------------

October 13, 1999



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                   Contents


Investments, risks and performance
  Smith Barney U.S. 5000 Index
Fund.........................................   2
  Smith Barney EAFE Index
Fund...........................................   6
More on the funds'
investments.............................
10
Funds'
Structure..............................
 ..........  11
Management......................................
 .................  12
Choosing a class of shares to
buy.....................................  13
Buying
shares......................................
 ..........  14
Exchanging
shares...................................
 ......  15
Redeeming
shares.................................
 .......  17
Other things to know
about share
transactions..............................
 .....  18
Smith Barney 401(k) and
ExecChoice(TM)
programs..................................
 ..  20
Dividends, distributions and
taxes......................................  20
Share
price...........................................
 ...........  21

You should know: An investment in either fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


Smith Barney Mutual Funds

 Investments, risks and performance

Smith Barney U.S. 5000 Index Fund

Investment objective

The Smith Barney U.S. 5000 Index Fund (the "U.S. 5000 Index
Fund") seeks to
offer long-term capital growth by approximating, before fees and expenses, the performance of the Wilshire 5000 Index. The fund is a separate series of Smith
Barney Investment Trust, a Massachusetts business trust.


The fund is a feeder fund in a master/feeder structure.
Accordingly, the fund
does not buy individual securities directly. Instead, it invests all of its assets in the US Equity Index Master Portfolio ("Master
Portfolio" as to the
U.S. 5000 Index Fund), a series of Master Investment
Portfolio ("MIP"), a reg-
istered open-end management investment company. The Master
Portfolio seeks to
provide investment results that match as closely as practicable, before fees and expenses, the performance of the Wilshire 5000 Index.


The fund will invest in the Master Portfolio, which seeks to achieve its objec-tive by investing substantially all of its assets in two other Master Portfo-lios of MIP--the Extended Index Master Portfolio (which invests substantially all of its assets in a representative sample of stocks comprising the Wilshire
4500 Index) and the S&P 500 Index Master Portfolio (which invests substantially all of its assets in stocks comprising the S&P 500 Index)
(together, the "Un-
derlying Portfolios"). The Master Portfolio's assets will be invested in the Underlying Portfolios in proportions adjusted periodically to approximate the capitalization range of the Wilshire 5000
Index.

In addition to selling its shares to the fund, the Master
Portfolio has sold
and may continue to sell its shares to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the fund.

Principal Investment Strategies

Key investments The Master Portfolio invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance before fees and expenses of, the Wilshire 5000 Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio and earnings growth.

Index Funds

The returns for the fund are likely to be below those of the Wilshire 5000
Index because the fund, the Master Portfolio and the Underlying Portfolios each have fees and transaction expenses while the Wilshire 5000
Index, the Wilshire
4500 Index and the S&P 500 Index have none.


Under normal market conditions the Master Portfolio invests at least 90% of its assets, through the Underlying Portfolios, in common stocks included in the
Wilshire 5000 Index, which represents the performance of a broad range of U.S.
stocks.

Selection process The Master Portfolio follows an indexed or "passively managed" approach to investing. This means that Barclays
Global Fund Advisors
("BGFA") determines which proportion of the Equity Index
Master Portfolio's
assets will be invested in each Underlying Portfolio to match, to the extent feasible, the capitalization range and returns of the Wilshire 5000 Index. In turn, the Underlying Portfolios determine which securities are to be purchased or sold to match or sample their respective benchmarks.


This means that BGFA does not evaluate individual companies to identify attrac-tive investment candidates. Instead, BGFA attempts to mirror the composition of the Wilshire 5000 Index as closely as possible by adjusting the Master Portfolio's portfolio periodically to reflect the companies included in the index and their weightings. The Master
Portfolio does not mir-
ror the Wilshire 5000 Index exactly because, unlike the Wilshire 5000 Index, the Master Portfolio must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Master Portfolio's expenses.


The Wilshire 5000 Index, an unmanaged capitalization-weighted index of over
7,000 U.S. equity securities, consists of all the U.S.
stocks regularly traded
on the New York and American Stock Exchanges and the Nasdaq over-the-counter market for which daily pricing is available. An index is a hypothetical measure of performance based on the movement of securities that make up a particular market. The Wilshire 5000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The Wilshire 5000 Index does not have to maintain liquidity to meet redemption requests or pay expenses.

The Wilshire 5000 Index is comprised of the stocks in the Standard & Poor's 500
Stock Index, except for a small number of foreign stocks that represent approx-imately 3% of the S&P 500 Index, and the stocks in the Wilshire 4500 Index.



Smith Barney Mutual Funds

Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

 .The Wilshire 5000 Index declines or performs poorly relative to other U.S.
  equity indices or individual stocks

 .An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the
  Wilshire 5000 Index

The fund is exposed to the risks of investing in common stocks as well as, to a lesser extent, the additional risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational fac-tors.

The fund is expected to have the same volatility as the U.S. stock market as a whole. Additionally, the Wilshire 5000 Index includes smaller capitalization companies whose stocks tend to have more price volatility than larger compa-nies.

The fund may not track the Wilshire 5000 Index perfectly because differences between the Wilshire 5000 Index and the fund's portfolio will cause differences in performance. In addition, expenses and transaction costs, the size and fre-quency of cash flows into and out of the fund, and the differences between how and when the fund and the Wilshire 5000 Index are valued can also cause differ-ences in performance.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long term growth potential of U.S. stocks


 .Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 .Are willing to accept the risks of the stock market

Performance

The fund does not yet have a sufficient operating history to generate the per-formance information which other Smith Barney funds show in bar and table form in this part of the prospectus.

Index Funds

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)   Class A Class D
Maximum sales charge (load) imposed
on purchases (as a % of offering price)       None   None
Maximum deferred sales charge (load)
(as a % of the lower of net asset value at
purchase or redemption)                       None   None
                         Annual fund operating expenses
(expenses deducted from fund assets)        Class A Class D
Management fee*                              0.23%   0.23%
Service (12b-1) fees                         0.20%   None
Other expenses**                             0.25%   0.25%
Total annual fund operating expenses***      0.68%   0.48%

* The "Management fee" includes an investment management fee payable by the
   Master Portfolio and an administration fee payable by the fund.

** The fund is new, and therefore, has no historical expense data. The amount set forth in "Other expenses" represents the aggregate amount that is pay-
   able by the Master Portfolio, the Underlying Portfolios and the fund, and have been estimated based on expenses the fund expects to incur during its first full fiscal year.

*** Management has agreed to cap the fund's other expenses at 0.25%. Management may not discontinue or modify this cap without the approval of the fund's trustees. As a result of the expense cap, the total annual fund operating expenses will not exceed 0.68% for Class A Shares and 0.48% Class D Shares.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .You redeem all shares at the end of the period
 .Your investment has a 5% return each year
 .The fund's operating expenses remain the same

                   Number of years you own your shares*

         1 year 3 years
Class A   $49    $218
Class D   $49    $154

* Reflects costs at the fund, the Master Portfolio and the Underlying Portfolio levels.


Smith Barney Mutual Funds

 Investments, risks and performance

Smith Barney EAFE Index Fund

Investment objective

The Smith Barney EAFE Index Fund (the "EAFE Index Fund") seeks to offer long-term capital growth and diversification by approximating, before fees and expenses, the performance of the Morgan Stanley Capital
International Europe,
Australasia, and Far East Free (EAFE Free) Index (the "EAFE
Index"). The fund
is a separate series of Smith Barney Investment Trust, a Massachusetts business trust.


The fund is a feeder fund in a master/feeder structure.
Accordingly, the fund
does not buy individual securities directly. Instead, it invests all of its assets in the International Index Master Portfolio ("Master
Portfolio" as to
the EAFE Index Fund) a series of MIP, rather than directly in a portfolio of securities. The Master Portfolio seeks to provide investment results that match as closely as practicable, before fees and expenses, the performance of the
Index.

In addition to selling its shares to the fund, the Master
Portfolio has sold
and may continue to sell its shares to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the fund.

Principal Investment Strategics

Key investments The Master Portfolio invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance before fees and expenses of, the EAFE Index. Under normal conditions, the Master Portfolio invests at least 90% of its assets in common stocks included in the EAFE Index, which represents the performance of foreign stock markets.
The statistical
sampling techniques are based on capitalization, industry exposures, dividend yield, price/ earnings ratio, price/book ratio, earnings growth, country weightings and the effect of foreign taxes.

The returns for the fund are likely to be below those of the EAFE Index because the fund and the Master Portfolio each have fees and transaction expenses while the EAFE Index has none.

Index Funds

Selection process BGFA follows an indexed or "passively managed" approach to investing. This means that BGFA does not evaluate individual companies to identify attractive investment candidates. Instead, BGFA attempts to mirror the composition of the EAFE Index as closely as possible by adjusting the
Master Portfolio's portfolio
periodically to reflect the
companies included in the EAFE Index and their weightings.
The Master Portfolio does not mirror the EAFE Index exactly because, unlike the EAFE Index, the Master Portfolio must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Master Portfolio's expenses.

The EAFE Index is an unmanaged index of common stocks of companies located in
Europe, Australasia and the Far East (includes dividends net of withholding taxes). An index is a hypothetical measure of performance based on the movement of securities that make up a particular market. The EAFE
Index does not show
actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The EAFE Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.



Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

 .An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the EAFE
  Index

 .Adverse governmental action or political, economic or market instability affects a foreign country or region

 .The currency in which a security is priced declines in value relative to the
  U.S. dollar

 .The EAFE Index declines or performs poorly relative to other non-U.S. equity indices or individual stocks




Foreign markets can be less liquid and more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently that the U.S. market. The value of securities of smaller, less well-known issuers can perform differently than the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Currency fluctuations could erase investment gains or add to investment losses. Because the value of an American Depositary
Receipt ("ADR") is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign invest-ing.



Smith Barney Mutual Funds

The fund may not track the EAFE Index perfectly because differences between the
EAFE Index and the fund's portfolio will cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and the differences between how and when the fund and the EAFE Index are valued can also cause differences in performance.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long term growth potential of international markets


 .Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks

 .Are comfortable with the risks of the stock market and the special risks of investing in foreign securities, including emerging market securities

Index Funds

Performance

The fund does not yet have a sufficient operating history to generate the per-formance information which other Smith Barney funds show in bar and table form in this part of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)
Class A Class D
Maximum sales charge (load) imposed on purchases (as a % of
offering price)
None   None
Maximum deferred sales charge (load)(as a % of the lower of
net asset value at purchase or redemption)
None   None
                         Annual fund operating expenses
(expenses deducted from fund assets)
Class A Class D
Management fee*
0.40%   0.40%
Service (12b-1) fees
0.20%   None
Other expenses**
0.25%   0.25%
Total annual fund operating expenses***
0.85%   0.65%

 * The "Management fee" includes an investment management fee payable by
    theMaster Portfolio and an administration fee payable by the fund.

** The fund is new, and therefore, has no historical expense data. The amount set forth in "Other expenses" represents the aggregate amount that is pay-
    able by both the Master Portfolio and the fund, and have been estimated based on expenses the fund expects to incur during its first full fiscal year.

*** Management has agreed to cap the fund's other expenses to 0.25%. Management may not discontinue or modify this cap without the approval of the fund trustees. As a result of this expense cap, the total annual fund operating expenses will not exceed 0.85% for Class A Shares and 0.65% for Class D
    Shares.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .You redeem all shares at the end of the period


Smith Barney Mutual Funds

 .Your investment has a 5% return each year
 .The fund's operating expenses remain the same

                   Number of years you own your shares*

         1 year 3 years
Class A   $87     271
Class D   $66     208

*Reflects costs at both the fund and Master Portfolio levels.

 More on the funds' investments


Because it can be very expensive to buy and sell all of the securities in each funds' corresponding Index, each Master Portfolio employs a "sampling" tech-nique to approximate Index characteristics such as capitalization and industry weight using fewer securities than contained in the corresponding Index.

Each Master Portfolio follows an indexed or "passively managed" approach to investing. This means that BGFA selects securities for each Master Portfolio designed to approximate the investment characteristics and performance of the corresponding Index.





Derivative Contracts BGFA uses various techniques, such as buying and selling futures contracts, to increase or decrease each fund's exposure to changing security prices or other factors that affect security values. If BGFA's strate-gies do not work as intended, each fund may not achieve its objective.

Each Master Portfolio may enter into transactions in futures contracts and options on futures contracts, each of which involves risk.
The futures con-
tracts and options on futures contracts each Master
Portfolio may purchase are
considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. Each Master Portfolio intends to use futures con-tracts and options as part of its short-term liquidity holdings and/or as sub-stitutes for comparable market positions in the underlying securities. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluc-tuations in yield or value because of their structure or contract terms.

Index Funds

In seeking to match the performance of the corresponding
Index, each Master
Portfolio also may engage in futures and options transactions and other deriva-tive securities transactions and lend its portfolio securities, each of which involves risk. Although each Master Portfolio attempts to be fully invested at all times in securities comprising the corresponding Index and in futures con-tracts and options on futures contracts, each Master
Portfolio may also invest
up to 10% of its assets in high-quality money market instruments to provide liquidity. Each Master Portfolio also may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days.

 Funds' Structure

Each fund is structured as a feeder fund. Neither fund buys individual securi-ties directly. Instead, each fund invests in a corresponding Master Portfolio.
Each Master Portfolio invests in securities in accordance with investment objectives, policies and limitations that are similar to those of the fund.


As other investors invest their assets in each Master
Portfolio, certain eco-
nomic efficiencies may be realized with respect to each Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the fund
(and the other existing interestholders in each Master
Portfolio) would be
spread across a larger asset base as more funds invest in the Master Portfolio.
However, if a mutual fund or other investor withdraws its investment from each
Master Portfolio, the economic efficiencies that should be available through investment in each Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value could be affected at the master and/or feeder level.

The fund may withdraw its investments in each Master
Portfolio if the Board
determines that it is in the best interests of the fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of each fund in another pooled investment entity having the same investment objective as each fund, direct management of each portfolio by SSB Citi Fund
Management LLC ("SSB
Citi") or the hiring of a sub-advisor to manage the fund's assets.

Investment of each fund's assets in the Master Portfolio is not a fundamental policy of the fund and a shareholder vote is not required for the fund to with-draw its investment from the Master Portfolio.


Smith Barney Mutual Funds

 Management

A feeder fund does not need an investment manager. Each
Master Portfolio's
investment advisor is BGFA. BGFA is a wholly owned direct subsidiary of
Barclays Global Investors, N.A. (which is an indirect subsidiary of Barclays
Bank PLC) and is located at 45 Fremont Street, San
Francisco, California 94105.
BGFA has provided asset management, administration and advisory services for over 25 years. For the U.S. 5000 Index Fund, BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.01% of the Equity
Index Master Portfolio's average daily net assets, 0.08% of the average daily net assets of the Extended Index Portfolio and 0.05% of the average daily net assets of the S&P 500 Index Portfolio. BGFA receives a monthly advisory fee from the International Index Master Portfolio at an annual rate equal to 0.15% of the first $1 billion, and 0.10% thereafter, of the International Index Mas-ter Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the applicable Master Portfolio, and accordingly, have a favorable impact on its performance.

Each fund bears a pro rata portion of the investment advisory fees paid by the
Master Portfolio as well as certain other fees paid by the Master Portfolio, such as accounting, legal and Securities and Exchange
Commission registration
fees.

Administrator The funds' administrator is SSB Citi whose address is 388 Green-wich Street, New York, New York 10013. SSB Citi and Salomon
Smith Barney Inc.
are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Administration fees For its services, SSB Citi receives a fee equal on an annual basis to 0.15% of each fund's average daily net assets.

Distributor Each fund has entered into an agreement with CFBDS, Inc. to dis-tribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.


Distribution plans Each fund has adopted a Rule 12b-1 service plan for its
Class A shares. Under the plan, Class A shares pay a service fee for the sale of its shares and for services provided to shareholders.
The fee for Class A
shares is an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1,
2000. This situation, commonly known as the "Year 2000" issue,

Index Funds
could have an adverse impact on a fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by either fund. SSB Citi and Salomon
Smith Barney are
addressing the Year 2000 issue for their systems. Each fund has been informed by other service providers that they are taking similar measures. Although each fund does not expect the Year 2000 issue to adversely affect it, the fund can-not guarantee the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

Each Master Portfolio's investment advisor and principal service providers have also advised the Master Portfolio that they are working on any necessary changes to their systems and that they expect their systems to be Year 2000 compliant in time. There can, of course, be no assurance of success by either the fund's or the Master Portfolio's service providers. In addition, because the Year 2000 issue affects virtually all organizations, the issuers in whose securities the Master Portfolio invests and the economy as a whole also could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

 Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no ini-tial or deferred sales charge. Class A shares are subject to an ongoing service fee.

You may purchase Class D shares only if you are participating in certain investment programs which charge a fee for participation, including the Smith
Barney 401(k) Platform program. Class D shares are also offered to tax-exempt employee benefit and retirement plans of Salomon Smith
Barney and its affili-
ates. For more information about these programs, please contact a Salomon Smith
Barney Financial Consultant.

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the nature of your investment account.



Smith Barney Mutual Funds

                                       Initial Additional
General                                $1,000     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts         $  250     $50
Qualified Retirement Plans*            $   25     $25
Simple IRAs                            $    1     $ 1
Monthly Systematic Investment Plans    $   25     $25
Quarterly Systematic Investment Plans  $   50     $50

* Qualified Retirement Plans are retirement plans qualified under Section
   403(b)(7) or Section 401(a) of the Internal Revenue
Code, including 401(k)
   plans

 Buying shares

     Through a
 Salomon Smith   You should contact your Salomon Smith
Barney Financial Con-
        Barney   sultant or dealer representative to open a
brokerage account
     Financial   and make arrangements to buy shares. If
you do not provide
 Consultant or   the following information, your order will
be rejected:
        dealer
representative   .Class of shares being bought
                 .Dollar amount or number of shares being
bought

                 You should pay for your shares through
your brokerage account
                 no later than the third business day after
you place your
                 order. Salomon Smith Barney or your dealer
representative may
                 charge an annual account maintenance fee.
-----------------------------------------------------------
---------------------
   Through the
        fund's   Qualified retirement plans and certain
other investors who
      transfer   are clients of a selling group member are
eligible to buy
         agent   shares directly from the fund.

                 .Write the transfer agent at the following address:
                      Smith Barney Investment Trust

                        U.S. 5000 Index Fund

                        EAFE Index Fund

                      (Specify fund and class of shares)

                      c/o First Data Investor Services
Group, Inc.

                      P.O. Box 9699

                      Providence, Rhode Island 02940-9699


Index Funds

                 .Enclose a check to pay for the shares.
For initial pur-
                   chases, complete and send an account
application

                 .For more information, call the transfer agent at 1-800-451-
                   2010.

     Through a
    systematic   You may authorize Salomon Smith Barney,
your dealer represen-
    investment   tative or the transfer agent to transfer
funds automatically
          plan   from a regular bank account, cash held in
a Salomon Smith
                 Barney brokerage account or Smith Barney
money market fund to
                 buy shares on a regular basis.

                 .Amounts transferred should be at least
$25 monthly or $50
                   quarterly
                 .If you do not have sufficient funds in
your account on a
                   transfer date, Salomon Smith Barney,
your dealer represen-
                   tative or the transfer agent may charge
you a fee

                 For more information, contact your Salomon
Smith Barney
                 Financial Consultant, dealer
representative or the transfer
                 agent or consult the Statement of
Additional Information
                 ("SAI").

 Exchanging shares

  Smith Barney   Each fund is exchangeable into the other.
In addition, each
      offers a   fund is exchangeable into the Smith Barney
S&P 500 Index
   distinctive   Fund.
     family of
         funds
   tailored to
 help meet the
 varying needs
 of both large
     and small
     investors

                 You should contact your Salomon Smith
Barney Financial
                 Consultant or dealer representative to
exchange into the
                 funds. Be sure to read the prospectus of mutual funds you are exchanging into. An exchange is a taxable transaction.

                 .You may exchange shares only for shares of the same class.

                 .You may also exchange fund shares only
for shares of other
                   classes if you are participating in
certain fee based advi-
                   sory programs or employer-sponsored
retirement plans.
                   Please contact your Salomon Smith Barney
Financial Consul-
                   tant or your dealer representative for
more information.

                                                  Smith
Barney Mutual Funds

                 .You must meet the minimum investment
amount for each fund

                 .If you hold share certificates, the
transfer agent must
                   receive the certificates endorsed for
transfer or with
                   signed stock powers (documents
transferring ownership of
                   certificates) before the exchange is
effective.

                 .The fund may suspend or terminate your
exchange privilege if
                   you engage in an excessive pattern of
exchanges

-----------------------------------------------------------
---------------------

  By telephone   If you do not have a brokerage account,
you may be eligible
                 to exchange shares through the transfer
agent. You must com-
                 plete an authorization form to authorize
telephone transfers.
                 If eligible, you may make telephone
exchanges on any day the
                 New York Stock Exchange is open. Call the
transfer agent at
                 1-800-451-2010 between 9:00 a.m. and 5:00
p.m. (Eastern
                 time). Requests received after the close
of regular trading
                 on the Exchange are priced at the net
asset value next deter-
                 mined.

                 You can make telephone exchanges only
between accounts that
                 have identical registrations.

-----------------------------------------------------------
---------------------

  By mail        If you do not have a Salomon Smith Barney
brokerage account,
                 contact your dealer representative or
write to the transfer
                 agent at the address on the next page.


Index Funds

 Redeeming shares

     Generally
                 Contact your Salomon Smith Barney
Financial Consultant or
                 your dealer representative to redeem
shares of a fund.

                 If you hold share certificates, the
transfer agent must
                 receive the certificates endorsed for
transfer or with signed
                 stock powers (documents transferring
ownership of certifi-
                 cates) before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent
within three business
                 days after your request is received in
good order. However,
                 if you recently purchased your shares by check, your redemp-
                 tion proceeds will not be sent to you
until your original
                 check clears, which may take up to 15
days.

                 If you have a Salomon Smith Barney
brokerage account, your
                 redemption proceeds will be placed in your
account and not
                 reinvested without your specific
instruction. In other cases,
                 unless you direct otherwise, your
redemption proceeds will be
                 paid by check mailed to your address of
record.
-----------------------------------------------------------
---------------------
       By mail   For accounts held directly at the fund,
send written requests
                 to the transfer agent at the following
address:
                      Smith Barney Investment Trust

                        U.S. 5000 Index Fund

                        EAFE Index Fund

                      (Specify fund and class of shares)

                      c/o First Data Investor Services
Group, Inc.

                      P.O. Box 9699

                      Providence, Rhode Island 02940-9699


                 Your written request must provide the
following:

                 .The account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

                                                  Smith
Barney Mutual Funds

-----------------------------------------------------------
---------------------
  By telephone   If you do not have a brokerage account,
you may be eligible
                 to redeem shares (except those held in
retirement plans) in
                 amounts up to $10,000 per day through the
transfer agent. You
                 must complete an authorization form to
authorize telephone
                 redemptions. If eligible, you may request
redemptions by tel-
                 ephone on any day the New York Stock
Exchange is open. Call
                 the transfer agent at 1-800-451-2010
between 9:00 a.m. and
                 5:00 p.m. (Eastern time). Requests
received after the close
                 of regular trading on the Exchange are
priced at the net
                 asset value next determined.

                 Your redemption proceeds can be sent by
check to your address
                 of record or by wire transfer to a bank
account designated on
                 your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-
                 ments.

-----------------------------------------------------------
---------------------
     Automatic
          cash   You can arrange for the automatic
redemption of a portion of
    withdrawal   your shares on a monthly or quarterly
basis. To qualify you
         plans   must own shares of the fund with a value
of at least $10,000
                 ($5,000 for retirement plan accounts) and
each automatic
                 redemption must be at least $50.

                 The following conditions apply:

                 .Your shares must not be represented by
certificates
                 .All dividends and distributions must be reinvested

                 For more information, contact your Salomon
Smith Barney
                 Financial Consultant or dealer
representative or consult the
                 SAI.

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed
 .Signature of each owner exactly as the account is registered

Index Funds

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for your account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares
 .Are sending signed share certificates or stock powers to the transfer agent
 .Instruct the transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-
  tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-
  ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions SSB Citi may determine that a pattern of fre-quent exchanges is detrimental to a fund's performance and other shareholders.
Each fund may limit additional purchases and/or exchanges by a shareholder.

Share certificates The funds do not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                  Smith
Barney Mutual Funds

 Smith Barney 401(k) and ExecChoice(TM) programs

You may be eligible to participate in the Smith Barney
401(k) program or the
Smith Barney ExecChoice(TM) program. Each fund offers Class
A shares to partici-
pating plans as an investment alternative under the programs. You can meet min-imum investment and exchange amounts by combining the plan's investments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares.

Class A Shares may be purchased by Plans investing at least
$1 million.

For more information, call your Salomon Smith Barney
Financial Consultant or
the transfer agent, or consult the SAI.

 Dividends, distributions and taxes

Dividends Each fund generally makes capital gain distributions and pays divi-dends, if any, once a year, typically in December. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Each fund expects distributions to be primarily from capital gains. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your
Salomon Smith Barney Financial Consultant, dealer representative or the trans-fer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain
or loss;
                                       long-term only if
shares owned
                                       more than one year
Long-term capital gain distributions   Long-term capital
gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital

Index Funds
gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, each fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated sepa-rately for each class of shares. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

The Master Portfolio for each fund is valued daily by the Master Portfolio itself, and the Master Portfolio's net asset value is part of the calculation of the fund's net asset value.

The assets of each fund include its investments in the Master Portfolio, plus cash and any other assets. Each fund's investment in a Master Portfolio is val-ued at the fund's proportionate interest in the net asset value of the Master
Portfolio. Each Master Portfolio calculates the net asset value of its shares on the same days and at the same time as the fund.

Each Master Portfolio's assets are valued based on current market prices. If such prices are not readily available, BGFA estimates the securities' fair value in accordance with guidelines approved by the applicable Master Portfo-lio's Board of Trustees.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial
Consultant or dealer repre-
sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

                                                  Smith
Barney Mutual Funds

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

The U.S. 5000 Index Fund is not sponsored, endorsed, sold or promoted by Stan-dard & Poor's or Wilshire Associates and neither Standard &
Poor's nor Wilshire
Associates makes a representation regarding the advisability of investing in the fund. Please see the SAI for further disclosure.

Morgan Stanley Capital International Inc. ("MSCI") does not sponsor the EAFE
Index Fund or the International Index Master Portfolio, nor is it affiliated in any way with the EAFE Index Fund, Barclays or the International Index Master
Portfolio. "Morgan Stanley Capital International Europe,
Australia, Far East
Free Index(R)" and "EAFE Free Index(R)" are trademarks of
MSCI. The Interna-
tional Index Master Portfolio is not sponsored, endorsed, sold or promoted by the EAFE Free Index, and neither MSCI nor the EAFE Free
Index makes any repre-
sentation or warranty, express or implied, regarding the advisability of investing in the International Index Master Portfolio.

Index Funds

                    (This page is intentionally left
blank.)

SalomonSmithBarney
                                                   --------
--------------------
                                                   A member
of citigroup [LOGO]

U.S. 5000 Index Fund

EAFE Index Fund

Each an investment portfolio of Smith Barney Investment
Trust

Shareholder reports Annual and semiannual reports to shareholders provide additional information about a fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's perfor-mance.

Each fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney
Financial Consultant,
dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about a fund and is incorporated by refer-ence into (is a legally part of) this prospectus.

You can make inquiries about a fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salo-mon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith
Barney Mutual
Funds, 388 Greenwich Street, MF2, New York, New York 10013.


Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy a fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commis-sion's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public
Reference Section of
the Commission, Washington, D.C. 20549-6009. Information about the public ref-erence room may be obtained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site-- www.sec.gov

If someone makes a statement about either fund that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distribu-tor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(TM)Salomon Smith Barney is a service mark of Salomon Smith
Barney Inc.

(Investment Company Act
file no. 811-06444)

FD 01711 10/99